Fair Value Accounting (Tables) - Successor [Member]	1 Months Ended
Jun. 30, 2018
Schedule of Assets and Liabilities Measured at Fair Value On Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2018 and December 31, 2017 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

Description	Level	Successor June 30, 2018	Predecessor December 31, 2017
Liabilities:
Convertible option	3	480	-
Contingent consideration	3	16,203	-

Schedule of Fair Value Assumption Used

The assumptions in the analysis include the projected 2018 NESR EBITDA, volatility of the 2018 NESR EBITDA projection, NESR stock price, volatility of NESR stock price, correlation between 2018 NESR EBITDA and NESR stock price, NESR’s weighted average cost of capital and prevailing interest rates. The model used the following assumptions:

	At June 6, 2018	For the period ended June 30, 2018
Stock price	$10.185	$10.35
Volatility	36.67% – 46.88%	36.61% - 46.45%
Correlation	0.5	0.5
Weighted average cost of capital	16.5%	16.5%
Interest rates	1.96% – 2.14%	1.92% - 2.10%